MUTUAL OF AMERICA

                             SEPARATE ACCOUNT NO. 2
                               SEMI-ANNUAL REPORT

                                  JUNE 30, 2002

          This report is not to be construed as an offering for sale of any Variable Product. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

                                MUTUAL OF AMERICA

                             Separate Account No. 2
                               Semi-Annual Report
                                  June 30, 2002

Dear Participant:

      We are pleased to send you the 2002 Semi-Annual Report of Mutual of America's Separate Account No. 2. This Account is an investment vehicle for participants in our Tax-Deferred Annuity, Voluntary Employee Contributions, and Individual Retirement Annuity programs, Thrift and Section 457 Deferred Compensation Plans, as well as for Flexible Premium Annuity policyholders. Separate Account No. 2 consists of seventeen distinct funds. Each invests in shares of one of nine funds of Mutual of America Investment Corporation (the "Investment Company"): the Money Market, All America, Equity Index, Mid-Cap Equity Index, Bond, Short-Term Bond, Mid-Term Bond, Composite and Aggressive Equity Funds; three portfolios of Scudder Variable Series I (formerly, Scudder Variable Life Investment Fund) ("Scudder"): the Bond, Capital Growth and International Portfolios; the VP Capital Appreciation Fund of American Century Variable Portfolios, Inc. ("American Century"); the Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. ("Calvert"); the Equity-Income, Contrafund and Asset Manager Portfolios of Fidelity Investments Variable Insurance Products Funds ("Fidelity VIP").

      Each of the funds of Separate Account No. 2 owns shares in a similarly named fund of the Investment Company, portfolio of Scudder, fund of American Century, portfolio of Calvert and portfolios of Fidelity VIP. The investment results of each of the funds of Separate Account No. 2 are based on the performance of the corresponding funds or portfolios of the Investment Company, Scudder, American Century, Calvert and Fidelity VIP.

      The investment objectives and primary investments of the funds and portfolios in which the Separate Account Funds invest are summarized as follows:

      Investment Company Money Market Fund: This Fund seeks to realize high current income to the extent consistent with the maintenance of liquidity, investment quality and stability of capital through investments in money market instruments and other short-term debt securities.

      Investment Company All America Fund: This Fund seeks to outperform the Standard & Poor's Composite Index of 500 Stocks (the "S&P 500 Index") by investing in a diversified portfolio of primarily common stocks. The Fund invests approximately 60% of its assets (the "Indexed Assets") to provide investment results that correspond to the performance of the S&P 500 Index. The remaining approximately 40% of its assets (the "Active Assets") seek to achieve a high level of total return, through both appreciation of capital and, to a lesser extent, current income, by means of a diversified portfolio of primarily common stocks with a broad exposure to the market. ("Standard & Poor's", "S&P" and "S&P 500" are trademarks of The McGraw-Hill Companies, Inc.)

      Investment   Company  Equity  Index  Fund:  This  Fund  seeks  to  provide investment results that correspond to the performance of the S&P 500 Index by investing primarily in the common stocks that comprise the S&P 500 Index.

      Investment Company Mid-Cap Equity Index Fund: This Fund seeks to provide investment results that correspond to the performance of the S&P MidCap 400 Index by investing primarily in the common stocks that comprise the S&P MidCap 400 Index. ("S&P MidCap 400" is a trademark of The McGraw-Hill Companies, Inc.)

      Investment Company Bond Fund: This Fund seeks to provide as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities.

      Investment Company Short-Term Bond Fund: This Fund seeks to provide as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities and money market instruments. The average maturity of the Fund is between one and three years.

      Investment Company Mid-Term Bond Fund: This Fund seeks as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities. The average maturity of the Fund is between three and seven years.

      Investment Company Composite Fund: This Fund seeks to achieve, as high a total rate of return, through both appreciation of capital and current income, as is believed consistent with prudent investment risk, by investing in a diversified portfolio of publicly-traded common stocks, bonds and money market instruments.

      Investment Company Aggressive Equity Fund: This Fund's investment objective is capital appreciation, by investing in companies believed to possess above-average growth potential and in companies believed to possess valuable assets or whose securities are believed to be undervalued in the marketplace.

      Scudder Bond Portfolio: This Portfolio seeks a high level of income consistent with a high quality portfolio of debt securities.

      Scudder Capital Growth Portfolio: This Portfolio seeks to maximize long-term capital growth through a broad and flexible investment program.

      Scudder International Portfolio: This Portfolio seeks long-term growth of capital primarily through a diversified portfolio of foreign equity securities.

      American Century VP Capital Appreciation Fund: This Fund seeks capital growth by investing primarily in common stocks that meet certain fundamental and technical standards and are considered by the Fund's management to have better-than-average prospects for appreciation.

      Calvert Social Balanced Portfolio: This Portfolio seeks a competitive total return through an actively managed, non-diversified portfolio of stocks, bonds and money market instruments that offer income and growth opportunity and satisfy the social concern criteria established for the Portfolio.

      Fidelity VIP Equity-Income Portfolio: This Portfolio seeks reasonable income by investing primarily in income-producing equity securities, while considering the potential for capital appreciation, and it also seeks to achieve a yield that exceeds the composite yield on the securities comprising the S&P 500 Index.

      Fidelity VIP Contrafund Portfolio: This Portfolio seeks capital appreciation over the long term by investing in securities of companies whose value, the Portfolio's adviser believes, is not fully recognized by the public. These securities may be issued by domestic or foreign companies and many may not be well known. The Portfolio normally invests primarily in common stocks.

      Fidelity VIP Asset Manager Portfolio: This Portfolio seeks high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and short-term/money market instruments, with an expected "neutral mix" over the long term of 10% in short-term/money market instruments, 40% in bonds and 50% in stocks.

      For the six months ended June 30, 2002, the following total returns were experienced in these seventeen Separate Account Funds:

          Investment Company Money Market Fund(1)                         + 0.3%
          Investment Company All America Fund                             -10.7%
          Investment Company Equity Index Fund                            -13.6%
          Investment Company Mid-Cap Equity Index Fund                    - 4.0%
          Investment Company Bond Fund                                    + 2.1%
          Investment Company Short-Term Bond Fund                         + 2.2%
          Investment Company Mid-Term Bond Fund                           + 3.0%
          Investment Company Composite Fund                               - 3.3%
          Investment Company Aggressive Equity Fund                       + 0.4%
          Scudder Bond Fund                                               + 1.7%
          Scudder Capital Growth Fund                                     -20.8%
          Scudder International Fund                                      - 4.5%
          American Century VP Capital Appreciation Fund                   -10.4%
          Calvert Social Balanced Fund                                    - 8.3%
          Fidelity VIP Equity-Income Fund                                 - 6.5%
          Fidelity VIP II Contrafund                                      - 1.2%
          Fidelity VIP II Asset Manager Fund                              - 8.7%
----------
(1) The seven-day net annualized effective yield as of 8/20/02 was 0.6% and is not necessarily indicative of future actual yields.

      Total return is equal to the changes in the value of a unit of participation in a Fund from the beginning to the end of the specified period. It reflects investment income earned and reinvested plus the changes in the market value (whether realized or unrealized) of the securities in the respective fund or portfolio of the Investment Company, Scudder, American Century, Calvert or Fidelity during the indicated period. Results as presented are net of all asset-based expense charges based upon a hypothetical $1,000 invested at the beginning of the period. Deductions assessed through the redemption of units (such as the monthly service charge) are not included in the above total returns. Inclusion of such charges would result in a reduction in these total returns. Returns are not guaranteed and are not necessarily indicative of the future investment performance of the particular Fund. Withdrawals and contributions made within a period would experience different rates of return based on the respective unit values on the dates of such transactions.

      This report includes financial statements for each Fund of Separate Account No. 2. Accompanying this report are the financial statements for each similarly named fund of the Investment Company, portfolio of Scudder, fund of American Century, portfolio of Calvert and portfolios of Fidelity VIP.

      Total Return Separate Account Performance Notes for extended time periods and other services are available by calling 1-800-468-3785.

      I hope you will find this report helpful and informative.

                                   Sincerely,

                                   /s/ Manfred Altstadt
                                   -----------------------------------------

                                   Manfred Altstadt
                                   Senior Executive Vice President
                                   and Chief Financial Officer,
                                   Mutual of America Life Insurance Company

                                    CONTENTS

                                                                            Page
                                                                            ----
Semi-Annual Report of Mutual of America Separate Account No. 2 ............    1
   Statement of Assets and Liabilities ....................................    5
   Statement of Operations ................................................    7
   Statements of Changes in Net Assets ....................................    9
   Financial Highlights ...................................................   12
   Notes to Financial Statements ..........................................   21

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                       STATEMENT OF ASSETS AND LIABILITIES
                            June 30, 2002 (Unaudited)

                                                                              Investment Company
                                                  --------------------------------------------------------------------------
                                                                                                    Mid-Cap
                                                   Money Market    All America    Equity Index   Equity Index      Bond
                                                       Fund           Fund            Fund           Fund          Fund
                                                   -------------  -------------  --------------   -----------  ------------
ASSETS:
Investments in Mutual of America
   Investment Corporation at market value
   (Cost:
   Money  Market Fund -- $59,045,274
   All America Fund -- $404,065,955
   Equity Index Fund -- $316,655,291
   Mid-Cap Equity Index Fund -- $97,285,980
   Bond Fund -- $73,537,983)
   (Notes 1 and 2) ..............................   $58,324,598    $309,265,019    $259,159,254   $91,163,808   $70,625,127
Due From (To) Mutual of America
   General Account ..............................       960,819        (153,571)     (1,354,184)     (188,721)      196,002
                                                    -----------    ------------    ------------   -----------   -----------
NET ASSETS ......................................   $59,285,417    $309,111,448    $257,805,070   $90,975,087   $70,821,129
                                                    ===========    ============    ============   ===========   ===========
UNIT VALUE AT JUNE 30, 2002 .....................        $ 2.29          $ 6.91          $ 2.31        $ 1.20        $ 3.64
                                                    ===========    ============    ============   ===========   ===========
NUMBER OF UNITS OUTSTANDING AT
   JUNE 30, 2002 ................................    25,864,432      44,703,148     111,578,809    75,552,985    19,437,776
                                                    ===========    ============    ============   ===========   ===========

                                                                                    Investment Company
                                                                -----------------------------------------------------------
                                                                                                               Aggressive
                                                                  Short-Term     Mid-Term       Composite        Equity
                                                                   Bond Fund     Bond Fund        Fund            Fund
                                                                 ------------   -----------  --------------- --------------
ASSETS:
Investments in Mutual of America Investment Corporation
   at market value
   (Cost:
   Short-Term Bond Fund -- $13,241,435
   Mid-Term Bond Fund -- $26,726,560
   Composite Fund -- $289,498,688
   Aggressive Equity Fund -- $231,065,934)
   (Notes 1 and 2) ............................................   $13,379,620   $27,391,634    $228,108,460    $212,971,618
Due From (To) Mutual of America General Account                        79,363       143,199        (106,256)     (8,879,584)
                                                                  -----------   -----------    ------------    ------------
NET ASSETS ....................................................   $13,458,983   $27,534,833    $228,002,204    $204,092,034
                                                                  ===========   ===========    ============    ============
UNIT VALUE AT JUNE 30, 2002 ...................................        $ 1.49        $ 1.55          $ 4.71          $ 2.48
                                                                  ===========   ===========    ============    ============
NUMBER OF UNITS OUTSTANDING AT
   JUNE 30, 2002 ..............................................     9,042,658    17,757,901      48,388,160      82,249,904
                                                                  ===========   ===========    ============    ============

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                      STATEMENT OF ASSETS AND LIABILITIES
                           June 30, 2002 (Unaudited)

                                                                                                                 American
                                                                                    Scudder                       Century
                                                                  -------------------------------------------  ------------
                                                                                  Capital                       VP Capital
                                                                     Bond         Growth       International   Appreciation
                                                                     Fund          Fund            Fund            Fund
                                                                  ----------   -------------   -------------   ------------
ASSETS:
Investments in Scudder Portfolios and American
   Century VP Capital Appreciation Fund
   at market value
   (Cost:
   Scudder Bond Fund -- $34,428,021
   Scudder Capital Growth Fund -- $399,114,731
   Scudder International Fund -- $99,108,699
   American Century VP Capital
   Appreciation Fund -- $105,795,942)
   (Notes 1 and 2) ............................................   $33,423,037   $289,257,308     $96,496,999    $69,432,415
Due From (To) Mutual of America General Account                           491         11,804          11,739       (182,549)
                                                                  -----------   ------------     -----------    -----------
NET ASSETS ....................................................   $33,423,528   $289,269,112     $96,508,738    $69,249,866
                                                                  ===========   ============     ===========    ===========
UNIT VALUE AT JUNE 30, 2002 ...................................   $     14.84   $      27.21     $     13.10    $     12.04
                                                                  ===========   ============     ===========    ===========
NUMBER OF UNITS OUTSTANDING AT
   JUNE 30, 2002 ..............................................     2,251,528     10,631,668       7,368,241      5,751,689
                                                                  ===========   ============     ===========    ===========

                                                                    Calvert                      Fidelity
                                                                  ----------  ----------------------------------------------
                                                                    Social          VIP           VIP II          VIP II
                                                                   Balanced    Equity-Income      Contra       Asset Manager
                                                                     Fund          Fund            Fund            Fund
                                                                  ----------  --------------   ------------   --------------
ASSETS:
Investments in Calvert Social Balanced Portfolio and
   Fidelity Portfolios at market value
   (Cost:
   Calvert Social Balanced Fund -- $57,595,132
   VIP Equity-Income Fund -- $154,430,750
   VIP II Contra Fund -- $247,880,210
   VIP II Asset Manager Fund -- $61,373,049)
   (Notes 1 and 2) ...........................................    $48,875,630   $141,369,808    $227,837,889    $49,169,694
Due From (To) Mutual of America General Account                        (4,357)         4,073          24,203         (3,020)
                                                                  -----------   ------------    ------------    -----------
NET ASSETS ...................................................    $48,871,273   $141,373,881    $227,862,092    $49,166,674
                                                                  ===========   ============    ============    ===========
UNIT VALUE AT JUNE 30, 2002 ..................................          $2.73         $30.50          $25.58         $21.83
                                                                  ===========   ============    ============    ===========
NUMBER OF UNITS OUTSTANDING AT
   JUNE 30, 2002 .............................................     17,884,166      4,634,726       8,909,263      2,252,585
                                                                  ===========   ============    ============    ===========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                            STATEMENT OF OPERATIONS
               For the Six Months Ended June 30, 2002 (Unaudited)

                                                                            Investment Company
                                                        -----------------------------------------------------------
                                                                                                          Mid-Cap
                                                        Money Market    All America    Equity Index    Equity Index
                                                            Fund           Fund            Fund            Fund
                                                        ------------    -----------    ------------    ------------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income ...................................   $       --    $         --    $         --     $        --
                                                         ----------    ------------    ------------     -----------
Expenses (Note 3):
   Fees and administrative expenses ..................      326,478       1,597,221       1,363,627         393,308
                                                         ----------    ------------    ------------     -----------
NET INVESTMENT INCOME (LOSS) .........................     (326,478)     (1,597,221)     (1,363,627)       (393,308)
                                                         ----------    ------------    ------------     -----------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (Note 1):
   Net realized gain (loss) on investments ...........   (1,275,312)    (10,286,883)     (5,994,410)        759,123
   Net unrealized appreciation
      (depreciation) of investments ..................    1,734,513     (25,957,249)    (33,436,238)     (6,039,204)
                                                         ----------    ------------    ------------     -----------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS ........................      459,201     (36,244,132)    (39,430,648)     (5,280,081)
                                                         ----------    ------------    ------------     -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .........................   $  132,723    $(37,841,353)   $(40,794,275)    $(5,673,389)
                                                         ==========    ============    ============     ===========


                                                                                Investment Company
                                                        -------------------------------------------------------------------
                                                                                                                Aggressive
                                                           Bond     Short-Term    Mid-Term       Composite        Equity
                                                           Fund      Bond Fund    Bond Fund        Fund            Fund
                                                        ----------  ----------    ----------    -----------    ------------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income .................................    $       --    $     --      $     --    $        --      $       --
                                                        ----------    --------      --------    -----------      ----------
Expenses (Note 3):
   Fees and administrative expenses ................       369,430      67,952       145,152      1,142,025         912,557
                                                        ----------    --------      --------    -----------      ----------
NET INVESTMENT INCOME (LOSS) .......................      (369,430)    (67,952)     (145,152)    (1,142,025)       (912,557)
                                                        ----------    --------      --------    -----------      ----------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (Note 1):
   Net realized gain (loss) on investments .........      (666,548)    (12,539)        5,629     (3,188,845)     (3,336,137)
   Net unrealized appreciation
     (depreciation) of investments .................     2,419,276     337,809       893,963     (3,533,170)      3,955,660
                                                        ----------    --------      --------    -----------      ----------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS ......................     1,752,728     325,270       899,592     (6,722,015)        619,523
                                                        ----------    --------      --------    -----------      ----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .......................    $1,383,298    $257,318      $754,440    $(7,864,040)     $ (293,034)
                                                        ==========    ========      ========    ===========      ==========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                            STATEMENT OF OPERATIONS
               For the Six Months Ended June 30, 2002 (Unaudited)


                                                                       Scudder                      American Century
                                                       -------------------------------------------  ----------------
                                                                       Capital                         VP Capital
                                                         Bond          Growth        International    Appreciation
                                                         Fund           Fund             Fund             Fund
                                                       ----------    ------------    -------------    ------------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income .................................   $1,985,956    $  1,012,090      $  776,828     $        --
                                                       ----------    ------------      ----------     -----------
Expenses (Note 3):
   Fees and administrative expenses ................      177,809       1,579,139         500,602         255,010
                                                       ----------    ------------      ----------     -----------
NET INVESTMENT INCOME (LOSS) .......................    1,808,147        (567,049)        276,226        (255,010)
                                                       ----------    ------------      ----------     -----------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (Note 1):
   Net realized gain (loss) on investments .........       49,171      (7,817,729)      4,079,074      (7,207,196)
   Net unrealized appreciation
     (depreciation) of investments .................   (1,338,746)    (68,445,639)     (3,943,980)       (810,112)
                                                       ----------    ------------      ----------     -----------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS ......................   (1,289,575)    (76,263,368)        135,094      (8,017,308)
                                                       ----------    ------------      ----------     -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .......................   $  518,572    $(76,830,417)     $  411,320     $(8,272,318)
                                                       ==========    ============      ==========     ===========

                                                         Calvert                      Fidelity
                                                       -----------   --------------------------------------------
                                                         Social           VIP           VIP II         VIP II
                                                        Balanced     Equity-Income      Contra      Asset Manager
                                                          Fund           Fund            Fund           Fund
                                                       -----------   -------------    -----------   -------------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income ................................    $        --    $  5,271,008    $ 1,790,424    $ 1,870,464
                                                       -----------    ------------    -----------    -----------
Expenses (Note 3):
   Fees and administrative expenses ...............        268,188         653,872        950,694        247,494
                                                       -----------    ------------    -----------    -----------
NET INVESTMENT INCOME (LOSS) ......................       (268,188)      4,617,136        839,730      1,622,970
                                                       -----------    ------------    -----------    -----------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (Note 1):
   Net realized gain (loss) on investments ........       (203,974)       (444,228)      (951,207)      (251,772)
   Net unrealized appreciation
     (depreciation) of investments ................     (3,948,030)    (14,284,469)    (2,717,816)    (6,046,575)
                                                       -----------    ------------    -----------    -----------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS .....................     (4,152,004)    (14,728,697)    (3,669,023)    (6,298,347)
                                                       -----------    ------------    -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ......................    $(4,420,192)   $(10,111,561)   $(2,829,293)   $(4,675,377)
                                                       ===========    ============    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                           Investment Company
                                       -----------------------------------------------------------------------------------------
                                             Money Market Fund            All America Fund              Equity Index Fund
                                       ----------------------------  ----------------------------    ---------------------------
                                        For the Six      For the      For the Six      For the       For the Six      For the
                                       Months Ended     Year Ended   Months Ended     Year Ended     Months Ended    Year Ended
                                       June 30, 2002   December 31,  June 30, 2002   December 31,   June 30, 2002   December 31,
                                        (Unaudited)        2001       (Unaudited)        2001        (Unaudited)        2001
                                       -------------   ------------  -------------   ------------   -------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ....   $  (326,478)    $ 2,499,900   $ (1,597,221)   $ (2,185,655)   $ (1,363,627)  $  6,830,805
   Net realized gain (loss)
      on investments ...............    (1,275,312)        373,859    (10,286,883)    (22,395,259)     (5,994,410)    (7,074,495)
   Net unrealized appreciation
      (depreciation) of investments      1,734,513      (1,239,836)   (25,957,249)    (56,545,425)    (33,436,238)   (43,517,114)
                                       -----------     -----------   ------------    ------------    ------------   ------------
Net Increase (Decrease) in net
   assets resulting from operations        132,723       1,633,923    (37,841,353)    (81,126,339)    (40,794,275)   (43,760,804)
                                       -----------     -----------   ------------    ------------    ------------   ------------
From Unit Transactions:
   Contributions ...................     5,722,482       9,857,954     15,490,019      33,024,429      23,331,561     45,416,300
   Withdrawals .....................    (5,612,630)     (8,786,122)   (15,278,257)    (31,796,681)    (12,322,038)   (27,032,811)
   Net transfers ...................    (3,129,472)      2,569,154        239,404     (26,460,068)     (5,444,784)   (19,529,088)
                                       -----------     -----------   ------------    ------------    ------------   ------------
Net Increase (Decrease) from unit
   transactions ....................    (3,019,620)      3,640,986        451,166     (25,232,320)      5,564,739     (1,145,599)
                                       -----------     -----------   ------------    ------------    ------------   ------------
NET INCREASE (DECREASE) IN
   NET ASSETS ......................    (2,886,897)      5,274,909    (37,390,187)   (106,358,659)    (35,229,536)   (44,906,403)
NET ASSETS:
Beginning of Period/Year ...........    62,172,314      56,897,405    346,501,635     452,860,294     293,034,606    337,941,009
                                       -----------     -----------   ------------    ------------    ------------   ------------
End of Period/Year .................   $59,285,417     $62,172,314   $309,111,448    $346,501,635    $257,805,070   $293,034,606
                                       ===========     ===========   ============    ============    ============   ============


                                                                            Investment Company
                                      ---------------------------------------------------------------------------------------
                                                 Mid-Cap                                                  Short-Term
                                            Equity Index Fund                 Bond Fund                    Bond Fund
                                      -----------------------------  ----------------------------  ---------------------------
                                        For the Six      For the      For the Six      For the       For the Six      For the
                                        Months Ended   Year Ended    Months Ended    Year Ended     Months Ended     Year Ended
                                       June 30, 2002   December 31,  June 30, 2002   December 31,   June 30, 2002   December 31,
                                        (Unaudited)        2001       (Unaudited)        2001        (Unaudited)        2001
                                       -------------   ------------  -------------   ------------   -------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ....   $  (393,308)    $   933,088    $  (369,430)    $ 5,944,023     $   (67,952)   $   479,399
   Net realized gain (loss)
      on investments ...............       759,123      (3,444,435)      (666,548)         60,056         (12,539)        30,109
   Net unrealized appreciation
      (depreciation) of investments     (6,039,204)        857,864      2,419,276      (1,869,490)        337,809          6,805
                                       -----------     -----------    -----------     -----------     -----------    -----------
Net Increase (Decrease) in net
   assets resulting from operations     (5,673,389)     (1,653,483)     1,383,298       4,134,589         257,318        516,313
                                       -----------     -----------    -----------     -----------     -----------    -----------
From Unit Transactions:
   Contributions ...................    10,182,044      12,409,482      6,363,798       9,693,340       1,726,709      2,016,915
   Withdrawals .....................    (3,870,759)     (4,248,566)    (4,206,983)     (4,942,549)       (746,559)      (954,190)
   Net transfers ...................    28,442,722       7,085,023     (7,430,020)     19,791,428         827,796      3,458,228
                                       -----------     -----------    -----------     -----------     -----------    -----------
Net Increase (Decrease) from unit
   transactions ....................    34,754,007      15,245,939     (5,273,205)     24,542,219       1,807,946      4,520,953
                                       -----------     -----------    -----------     -----------     -----------    -----------
NET INCREASE (DECREASE) IN
   NET ASSETS ......................    29,080,618      13,592,456     (3,889,907)     28,676,808       2,065,264      5,037,266
NET ASSETS:
Beginning of Period/Year ...........    61,894,469      48,302,013     74,711,036      46,034,228      11,393,719      6,356,453
                                       -----------     -----------    -----------     -----------     -----------    -----------
End of Period/Year .................   $90,975,087     $61,894,469    $70,821,129     $74,711,036     $13,458,983    $11,393,719
                                       ===========     ===========    ===========     ===========     ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                            Investment Company
                                       -----------------------------------------------------------------------------------------
                                                 Mid-Term                                                   Aggressive
                                                 Bond Fund                Composite Fund                    Equity Fund
                                       --------------------------- ----------------------------   ------------------------------
                                        For the Six      For the      For the Six      For the      For the Six      For the
                                        Months Ended   Year Ended    Months Ended    Year Ended     Months Ended    Year Ended
                                       June 30, 2002   December 31,  June 30, 2002   December 31,   June 30, 2002   December 31,
                                        (Unaudited)        2001       (Unaudited)        2001        (Unaudited)        2001
                                       -------------   ------------  -------------   ------------   -------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ....   $  (145,152)    $   826,291   $ (1,142,025)   $  7,196,241    $   (912,557)  $   (891,047)
   Net realized gain (loss)
      on investments ...............         5,629          (3,359)    (3,188,845)     (3,795,954)     (3,336,137)    (7,383,838)
   Net unrealized appreciation
      (depreciation) of investments        893,963         372,921     (3,533,170)    (38,071,879)      3,955,660    (15,755,686)
                                       -----------     -----------   ------------    ------------    ------------   ------------
Net Increase (Decrease) in net
   assets resulting from operations        754,440       1,195,853     (7,864,040)    (34,671,592)       (293,034)   (24,030,571)
                                       -----------     -----------   ------------    ------------    ------------   ------------
From Unit Transactions:
   Contributions ...................     3,549,040       3,991,577      8,861,420      20,389,579      16,312,789     29,654,051
   Withdrawals .....................    (1,954,321)     (1,742,890)   (11,773,504)    (22,414,228)     (8,944,052)   (15,171,461)
   Net transfers ...................    (6,481,794)     20,077,123     (7,690,837)    (17,453,088)      9,087,514    (11,994,681)
                                       -----------     -----------   ------------    ------------    ------------   ------------
Net Increase (Decrease) from unit
   transactions ....................    (4,887,075)     22,325,810    (10,602,921)    (19,477,737)     16,456,251      2,487,909
                                       -----------     -----------   ------------    ------------    ------------   ------------
NET INCREASE (DECREASE) IN
   NET ASSETS ......................    (4,132,635)     23,521,663    (18,466,961)    (54,149,329)     16,163,217    (21,542,662)
NET ASSETS:
Beginning of Period/Year ...........    31,667,468       8,145,805    246,469,165     300,618,494     187,928,817    209,471,479
                                       -----------     -----------   ------------    ------------    ------------   ------------
End of Period/Year .................   $27,534,833     $31,667,468   $228,002,204    $246,469,165    $204,092,034   $187,928,817
                                       ===========     ===========   ============    ============    ============   ============


                                                                          Scudder
                                       -----------------------------------------------------------------------------------------
                                                 Bond Fund              Capital Growth Fund              International Fund
                                       --------------------------- ----------------------------   ------------------------------
                                        For the Six     For the      For the Six      For the       For the Six      For the
                                        Months Ended   Year Ended    Months Ended    Year Ended     Months Ended    Year Ended
                                       June 30, 2002   December 31,  June 30, 2002   December 31,   June 30, 2002   December 31,
                                        (Unaudited)        2001       (Unaudited)        2001        (Unaudited)        2001
                                       -------------   ------------  -------------   ------------   -------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ....   $ 1,808,147     $ 1,001,275   $   (567,049)   $ 48,464,814     $   276,226   $ 25,282,794
   Net realized gain (loss)
      on investments ...............        49,171         125,100     (7,817,729)     (4,811,108)      4,079,074    (62,787,414)
   Net unrealized appreciation
      (depreciation) of investments     (1,338,746)        208,106    (68,445,639)   (141,951,662)     (3,943,980)       (96,661)
                                       -----------     -----------   ------------    ------------     -----------   ------------
Net Increase (Decrease) in net
   assets resulting from operations        518,572       1,334,481    (76,830,417)    (98,297,956)        411,320    (37,601,281)
                                       -----------     -----------   ------------    ------------     -----------   ------------
From Unit Transactions:
   Contributions ...................     2,992,478       5,602,821     19,968,001      44,254,950       6,260,508     15,125,205
   Withdrawals .....................    (2,012,964)     (4,108,526)   (15,443,260)    (31,221,077)     (4,384,174)   (11,526,032)
   Net Transfers ...................    (4,589,229)     10,975,432    (12,601,705)    (34,754,161)    (10,296,449)   (28,343,013)
                                       -----------     -----------   ------------    ------------     -----------   ------------
Net Increase (Decrease) from unit
   transactions ....................    (3,609,715)     12,469,727     (8,076,964)    (21,720,288)     (8,420,115)   (24,743,840)
                                       -----------     -----------   ------------    ------------     -----------   ------------
NET INCREASE (DECREASE) IN
   NET ASSETS ......................    (3,091,143)     13,804,208    (84,907,381)   (120,018,244)     (8,008,795)   (62,345,121)
NET ASSETS:
Beginning of Period/Year ...........    36,514,671      22,710,463    374,176,493     494,194,737     104,517,533    166,862,654
                                       -----------     -----------   ------------    ------------     -----------   ------------
End of Period/Year .................   $33,423,528     $36,514,671   $289,269,112    $374,176,493     $96,508,738   $104,517,533
                                       ===========     ===========   ============    ============     ===========   ============

   The accompanying notes are an integral part of these financial statements.

                                                                            American Century                  Calvert
                                                                     ----------------------------   ----------------------------
                                                                     VP Capital Appreciation Fund        Social Balanced Fund
                                                                     ----------------------------   ----------------------------
                                                                      For the Six     For the       For the Six      For the
                                                                     Months Ended    Year Ended     Months Ended    Year Ended
                                                                     June 30, 2002   December 31,   June 30, 2002   December 31,
                                                                      (Unaudited)        2001        (Unaudited)        2001
                                                                     -------------   ------------   -------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ...................................   $  (255,010)   $ 36,170,026     $  (268,188)   $ 2,357,942
   Net realized gain (loss)
      on investments ..............................................    (7,207,196)    (36,993,685)       (203,974)       (65,047)
   Net unrealized appreciation
      (depreciation) of investments ...............................      (810,112)    (35,153,199)     (3,948,030)    (6,707,309)
                                                                      -----------    ------------     -----------    -----------
Net Increase (Decrease) in net
   assets resulting from operations ...............................    (8,272,318)    (35,976,858)     (4,420,192)    (4,414,414)
                                                                      -----------    ------------     -----------    -----------
From Unit Transactions:
   Contributions ..................................................     5,511,316      13,727,822       4,580,015      9,053,825
   Withdrawals ....................................................    (3,281,853)     (7,960,691)     (2,046,791)    (4,589,839)
   Net Transfers ..................................................    (6,502,860)    (23,173,570)     (1,286,522)    (3,712,020)
                                                                      -----------    ------------     -----------    -----------
Net Increase (Decrease) from
   unit transactions ..............................................    (4,273,397)    (17,406,439)      1,246,702        751,966
                                                                      -----------    ------------     -----------    -----------
NET INCREASE (DECREASE) IN
   NET ASSETS .....................................................   (12,545,715)    (53,383,297)     (3,173,490)    (3,662,448)
NET ASSETS:
Beginning of Period/Year ..........................................    81,795,581     135,178,878      52,044,763     55,707,211
                                                                      -----------    ------------     -----------    -----------
End of Period/Year ................................................   $69,249,866    $ 81,795,581     $48,871,273    $52,044,763
                                                                      ===========    ============     ===========    ===========

                                                                              Fidelity
                                      ------------------------------------------------------------------------------------------
                                         VIP Equity Income Fund          VIP II Contra Fund          VIP II Asset Manager Fund
                                      ---------------------------- -----------------------------   -----------------------------
                                      For the Six       For the     For the Six      For the       For the Six       For the
                                      Months Ended    Year Ended    Months Ended     Year Ended     Months Ended    Year Ended
                                      June 30, 2002   December 31,  June 30, 2002   December 31,   June 30, 2002    December 31,
                                       (Unaudited)        2001       (Unaudited)        2001        (Unaudited)         2001
                                      -------------   ------------  -------------   ------------   -------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ....  $  4,617,136    $  7,254,104   $    839,730    $  6,425,216     $ 1,622,970    $ 2,167,228
   Net realized gain (loss)
      on investments ...............      (444,228)        105,131       (951,207)       (902,001)       (251,772)      (302,504)
   Net unrealized appreciation
      (depreciation) of investments    (14,284,469)    (15,869,540)    (2,717,816)    (39,194,765)     (6,046,575)    (4,281,541)
                                      ------------    ------------   ------------    ------------     -----------    -----------
Net Increase (Decrease) in net
   assets resulting from operations    (10,111,561)     (8,510,305)    (2,829,293)    (33,671,550)     (4,675,377)    (2,416,817)
                                      ------------    ------------   ------------    ------------     -----------    -----------
From Unit Transactions:
   Contributions ...................    12,736,508      22,148,300     17,340,609      34,592,776       6,466,463     10,577,859
   Withdrawals .....................    (7,382,222)    (11,514,269)   (10,865,504)    (19,830,557)     (2,752,453)    (3,898,599)
   Net Transfers ...................     6,624,129       7,491,718       (814,386)    (15,952,900)       (428,254)    (1,669,772)
                                      ------------    ------------   ------------    ------------     -----------    -----------
Net Increase (Decrease) from unit
   transactions ....................    11,978,415      18,125,749      5,660,719      (1,190,681)      3,285,756      5,009,488
                                      ------------    ------------   ------------    ------------     -----------    -----------
NET INCREASE (DECREASE) IN
   NET ASSETS ......................     1,866,854       9,615,444      2,831,426     (34,862,231)     (1,389,621)     2,592,671
NET ASSETS:
Beginning of Period/Year ...........   139,507,027     129,891,583    225,030,666     259,892,897      50,556,295     47,963,624
                                      ------------    ------------   ------------    ------------     -----------    -----------
End of Period/Year .................  $141,373,881    $139,507,027   $227,862,092    $225,030,666     $49,166,674    $50,556,295
                                      ============    ============   ============    ============     ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                              FINANCIAL HIGHLIGHTS

     Pursuant to the provisions of a recent AICPA Audit and Accounting Guide for Investment Companies ("Guide"), disclosure of per unit data and other supplemental data is presented in the form of a financial highlights section accompanying the financial statements. The Guide requires the data be presented for fiscal years beginning after December 15, 2000. Consequently, the financial highlights section which follows limits the required disclosures to the six months ended June 30, 2002 and the year 2001. Data shown for any of the preceding four years (1997-2000) were previously disclosed in the "Notes to Financial Statements -- Financial Highlights" following the financial statements.

                               Investment Company Money Market Fund                    Investment Company All America Fund
                       ----------------------------------------------------  ----------------------------------------------------
                        Six Months                                           Six Months
                          Ended                                                Ended
                         June 30,            Years Ended December 31,         June 30,             Years Ended December 31,
SELECTED PER UNIT AND      2002       ------------------------------------      2002       --------------------------------------
SUPPLEMENTARY DATA:    (Unaudited)    2001    2000    1999    1998    1997   (Unaudited)   2001     2000    1999     1998    1997
---------------------  -----------    ----    ----    ----    ----    ----   -----------   ----     ----    ----     ----    ----
Unit value, beginning
  of period/year ......  $  2.28    $  2.22  $ 2.11  $ 2.03  $ 1.95  $ 1.87   $   7.74   $   9.46  $10.05  $ 8.09  $ 6.76  $ 5.39
                         =======    =======  ======  ======  ======  ======   ========   ========  ======  ======  ======  ======
Unit value, end of
  period/year .........  $  2.29    $  2.28  $ 2.22  $ 2.11  $ 2.03  $ 1.95   $   6.91   $   7.74  $ 9.46  $10.05  $ 8.09  $ 6.76
                         =======    =======  ======  ======  ======  ======   ========   ========  ======  ======  ======  ======
Units outstanding
  (000's), beginning
  of period/year(1) ...   27,210     25,658                                     44,755     47,895
Units Issued
  (000's)(1) ..........   26,502     71,518                                      9,847     21,460
Units Redeemed
  (000's)(1) ..........  (27,848)   (69,966)                                    (9,899)   (24,600)
                         -------    -------                                   --------   --------
Units Outstanding
  (000's), end of
  period/year .........   25,864     27,210  25,658  20,766  19,121  16,831     44,703     44,755  47,895  48,014  49,275  51,312
                         =======    =======  ======  ======  ======  ======   ========   ========  ======  ======  ======  ======
Net Assets (000's)(1)..  $59,285    $62,172                                   $309,111   $346,502
                         =======    =======                                   ========   ========
Expense Ratio (A)(1)..     0.90%      0.90%                                      0.90%      0.90%
                         =======    =======                                   ========   ========
Investment Income
  Ratio (B)(1) ........       --       5.3%                                         --       0.4%
                         =======    =======                                   ========   ========
Total Return (C)(1) ...     0.3%       3.0%                                      -10.7     -18.1%
                         =======    =======                                   ========   ========

----------
*     Commenced operation May 3, 1999.
(1)   Data is presented for fiscal years beginning after December 15, 2000.
(A) This ratio represents the annualized contract expenses of the separate account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to participant accounts through the redemption of units and expenses of the underlying fund are excluded.
(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.
(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                        FINANCIAL HIGHLIGHTS (Continued)

                                                                                                     Investment Company
                                    Investment Company Equity Index Fund                         Mid-Cap Equity Index Fund
                           -----------------------------------------------------------  ---------------------------------------
                            Six Months                                                  Six Months
                              Ended                                                       Ended
                             June 30,                Years Ended December 31,            June 30,      Years Ended December 31,
SELECTED PER UNIT AND         2002         ------------------------------------------      2002        ------------------------
SUPPLEMENTARY DATA:        (Unaudited)     2001      2000     1999      1998     1997   (Unaudited)     2001     2000     1999
---------------------      -----------     ----      ----     ----      ----     ----   -----------     ----     ----     ----
Unit value, beginning
  of period/year .........  $   2.67    $   3.07   $  3.41   $  2.86   $ 2.26   $ 1.72   $   1.25    $   1.28   $ 1.11    $1.00
                            ========    ========   =======   =======   ======   ======   ========    ========   ======    =====
Unit value, end of
  period/year ............  $   2.31    $   2.67   $  3.07   $  3.41   $ 2.86   $ 2.26   $   1.20    $   1.25   $ 1.28    $1.11
                            ========    ========   =======   =======   ======   ======   ========    ========   ======    =====
Units outstanding
  (000's), beginning
  of year(1) .............   109,580     109,982                                           49,342      37,752
Units Issued
  (000's)(1) .............    35,242     107,487                                          107,807     125,401
Units Redeemed
  (000's)(1) .............   (33,243)   (107,889)                                         (81,596)   (113,811)
                            --------    --------                                         --------    --------
Units Outstanding
  (000's), end of
  period/year ............   111,579     109,580   109,982   112,735   94,019   68,462     75,553      49,342   37,752    3,431
                            ========    ========   =======   =======   ======   ======   ========    ========   ======    =====
Net Assets (000's)(1) ....  $257,805    $293,035                                         $ 90,975    $ 61,894
                            ========    ========                                         ========    ========
Expense Ratio (A)(1) .....     0.90%       0.90%                                            0.90%       0.90%
                            ========    ========                                         ========    ========
Investment Income
  Ratio (B)(1) ...........        --        3.3%                                               --        2.8%
                            ========    ========                                         ========    ========
Total Return (C)(1) ......    -13.6%      -13.0%                                            -4.0%       -2.0%
                            ========    ========                                         ========    ========

----------
*     Commenced operation May 3, 1999.
(1)   Data is presented for fiscal years beginning after December 15, 2000.
(A) This ratio represents the annualized contract expenses of the separate account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to participant accounts through the redemption of units and expenses of the underlying fund are excluded.
(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.
(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                        FINANCIAL HIGHLIGHTS (Continued)

                                      Investment Company Bond Fund                  Investment Company Short-Term Bond Fund
                         ----------------------------------------------------  -----------------------------------------------
                          Six Months                                           Six Months
                            Ended                                                Ended
                          June 30,            Years Ended December 31,          June 30,          Years Ended December 31,
SELECTED PER UNIT AND       2002       -------------------------------------      2002       ---------------------------------
SUPPLEMENTARY DATA:      (Unaudited)   2001     2000    1999    1998    1997   (Unaudited)   2001   2000    1999   1998   1997
---------------------    -----------   ----     ----    ----    ----    ----   -----------   ----   ----    ----   ----   ----
Unit value, beginning
  of period/year .......  $  3.57    $  3.31   $ 3.07  $ 3.17  $ 3.00  $ 2.75   $  1.46   $  1.37   $1.28  $1.24  $1.19  $1.14
                          =======    =======   ======  ======  ======  ======   =======   =======   =====  =====  =====  =====
Unit value, end of
  period/year ..........  $  3.64    $  3.57   $ 3.31  $ 3.07  $ 3.17  $ 3.00   $  1.49   $  1.46   $1.37  $1.28  $1.24  $1.19
                          =======    =======   ======  ======  ======  ======   =======   =======   =====  =====  =====  =====
Units outstanding
  (000's), beginning
  of year(1) ...........   20,932     13,899                                      7,825     4,649
Units Issued
  (000's)(1) ...........    3,888     15,756                                      3,860     6,928
Units Redeemed
  (000's)(1) ...........   (5,382)    (8,723)                                    (2,642)   (3,752)
                          -------    -------                                    -------   -------
Units Outstanding
  (000's),
  end of period/year ...   19,438     20,932   13,899  14,287  17,746  12,671     9,043     7,825   4,649  3,604  3,164  2,355
                          =======    =======   ======  ======  ======  ======   =======   =======   =====  =====  =====  =====
Net Assets (000's)(1) ..  $70,821    $74,711                                    $13,459   $11,394
                          =======    =======                                    =======   =======
Expense Ratio (A)(1) ...    0.90%      0.90%                                      0.90%     0.90%
                          =======    =======                                    =======   =======
Investment Income
  Ratio (B)(1) .........       --      10.5%                                         --      6.4%
                          =======    =======                                    =======   =======
Total Return (C)(1) ....     2.1%       7.8%                                       2.2%      6.5%
                          =======    =======                                    =======   =======

----------

(1)   Data is presented for fiscal years beginning after December 15, 2000.
(A) This ratio represents the annualized contract expenses of the separate account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to participant accounts through the redemption of units and expenses of the underlying fund are excluded.
(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.
(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                        FINANCIAL HIGHLIGHTS (Continued)

                            Investment Company Mid-Term Bond Fund              Investment Company Composite Fund
                       -----------------------------------------------  --------------------------------------------------
                        Six Months                                       Six Months
                          Ended                                            Ended
                         June 30,         Years Ended December 31,        June 30,          Years Ended December 31,
SELECTED PER UNIT AND      2002      ---------------------------------     2002       ------------------------------------
SUPPLEMENTARY DATA:    (Unaudited)   2001   2000    1999   1998   1997  (Unaudited)   2001    2000    1999    1998    1997
---------------------  -----------   ----   ----    ----   ----   ----  -----------   ----    ----    ----    ----    ----
Unit value, beginning
  of period/year ......  $  1.51   $  1.38  $1.32  $1.32  $1.26   $1.19  $   4.87  $   5.52  $ 5.61  $ 4.93  $ 4.36  $ 3.75
                         =======   =======  =====  =====  =====   =====  ========  ========  ======  ======  ======  ======
Unit value, end of
  period/year .........  $  1.55   $  1.51  $1.38  $1.32  $1.32   $1.26  $   4.71  $   4.87  $ 5.52  $ 5.61  $ 4.93  $ 4.36
                         =======   =======  =====  =====  =====   =====  ========  ========  ======  ======  ======  ======
Units outstanding
  (000's), beginning
  of period/year(1) ...   21,035     5,922                                 50,607    54,447
Units Issued
  (000's)(1) ..........    7,854    26,104                                  2,588     5,576
Units Redeemed
  (000's)(1) ..........  (11,131)  (10,991)                                (4,807)   (9,416)
                         -------   -------                               --------  --------
Units Outstanding
  (000's), end of
  period/year .........   17,758    21,035  5,922  6,037  7,325   4,478    48,388    50,607  54,447  56,404  59,833  61,359
                         =======   =======  =====  =====  =====   =====  ========  ========  ======  ======  ======  ======
Net Assets (000's)(1)    $27,535   $31,667                               $228,002  $246,469
                         =======   =======                               ========  ========
Expense Ratio (A)(1) ..    0.90%     0.90%                                  0.90%     0.90%
                         =======   =======                               ========  ========
Investment Income
  Ratio (B)(1) ........       --      5.7%                                     --      3.7%
                         =======   =======                               ========  ========
Total Return (C)(1) ...     3.0%      9.5%                                  -3.3%    -11.8%
                         =======   =======                               ========  ========

----------
(1)   Data is presented for fiscal years beginning after December 15, 2000.
(A) This ratio represents the annualized contract expenses of the separate account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to participant accounts through the redemption of units and expenses of the underlying fund are excluded.
(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.
(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                        FINANCIAL HIGHLIGHTS (Continued)

                               Investment Company Aggressive Equity Fund                         Scudder Bond Fund
                         ---------------------------------------------------  ---------------------------------------------------
                          Six Months                                          Six Months
                            Ended                                               Ended
                           June 30,          Years Ended December 31,          June 30,           Years Ended December 31,
SELECTED PER UNIT AND        2002      ------------------------------------      2002       ------------------------------------
SUPPLEMENTARY DATA:      (Unaudited)   2001    2000    1999    1998    1997   (Unaudited)   2001    2000   1999     1998    1997
---------------------    -----------   ----    ----    ----    ----    ----   -----------   ----    ----   ----     ----    ----
Unit value, beginning
  of period/year ......  $   2.47   $   2.79  $ 2.85  $ 2.02  $ 2.15  $ 1.80    $ 14.60   $ 13.94  $12.73  $13.02  $12.37  $11.48
                         ========   ========  ======  ======  ======  ======    =======   =======  ======  ======  ======  ======
Unit value, end of
  period/year .........  $   2.48   $   2.47  $ 2.79  $ 2.85  $ 2.02  $ 2.15    $ 14.84   $ 14.60  $13.94  $12.73  $13.02  $12.37
                         ========   ========  ======  ======  ======  ======    =======   =======  ======  ======  ======  ======
Units outstanding
  (000's), beginning
  of period/year(1) ...    76,011     75,043                                      2,500     1,630
Units Issued
  (000's)(1) ..........    34,272     44,630                                        531     2,625
Units Redeemed
  (000's)(1) ..........   (28,033)   (43,662)                                      (779)   (1,755)
                         --------   --------                                    -------   -------
Units Outstanding
  (000's), end
  of period/year ......    82,250     76,011  75,043  62,123  63,176  71,468      2,252     2,500   1,630   1,558   1,757   1,484
                         ========   ========  ======  ======  ======  ======    =======   =======  ======  ======  ======  ======
Net Assets (000's)(1)    $204,092   $187,929                                    $33,424   $36,515
                         ========   ========                                    =======   =======
Expense Ratio (A)(1) ..     0.90%      0.90%                                      0.90%     0.90%
                         ========   ========                                    =======   =======
Investment Income
  Ratio (B)(1) ........        --       0.5%                                       5.7%      4.2%
                         ========   ========                                    =======   =======
Total Return (C)(1) ...      0.4%     -11.4%                                       1.7%      4.8%
                         ========   ========                                    =======   =======

----------
(1)   Data is presented for fiscal years beginning after December 15, 2000.
(A) This ratio represents the annualized contract expenses of the separate account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to participant accounts through the redemption of units and expenses of the underlying fund are excluded.
(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.
(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                        FINANCIAL HIGHLIGHTS (Continued)

                                     Scudder Capital Growth Fund                              Scudder International Fund
                        ---------------------------------------------------  ----------------------------------------------------
                        Six Months                                           Six Months
                          Ended                                                Ended
                         June 30,          Years Ended December 31,           June 30,            Years Ended December 31,
SELECTED PER UNIT AND      2002       -------------------------------------     2002        ------------------------------------
SUPPLEMENTARY DATA:     (Unaudited)   2001     2000    1999    1998    1997  (Unaudited)    2001    2000   1999     1998    1997
---------------------   -----------   ----     ----    ----    ----    ----  -----------    ----    ----   ----     ----    ----
Unit value, beginning
  of period/year ......   $  34.34  $  42.97  $48.17  $36.07  $29.64  $22.11  $ 13.72    $  20.02  $25.83  $16.93  $14.46  $13.43
                          ========  ========  ======  ======  ======  ======  =======    ========  ======  ======  ======  ======
Unit value, end of
  period/year .........   $  27.21  $  34.34  $42.97  $48.17  $36.07  $29.64  $ 13.10    $  13.72  $20.02  $25.83  $16.93  $14.46
                          ========  ========  ======  ======  ======  ======  =======    ========  ======  ======  ======  ======
Units outstanding
  (000's), beginning
  of period/year(1) ...     10,896    11,501                                    7,619       8,335
Units Issued
  (000's)(1) ..........      2,170     3,964                                   86,232    179,759
Units Redeemed
  (000's)(1) ..........     (2,434)   (4,569)                                 (86,483)   (180,475)
                          --------  --------                                  -------    --------
Units Outstanding
  (000's), end of
  period/year .........     10,632    10,896  11,501  11,582  11,462  11,094    7,368       7,619   8,335   8,486   8,004   8,205
                          ========  ========  ======  ======  ======  ======  =======    ========  ======  ======  ======  ======
Net Assets (000's)(1)     $289,269  $374,176                                  $96,509    $104,518
                          ========  ========                                  =======    ========
Expense Ratio (A)(1) ..      0.90%     0.90%                                    0.90%       0.90%
                          ========  ========                                  =======    ========
Investment Income
  Ratio (B)(1) ........       0.3%     13.1%                                     0.8%       20.2%
                          ========  ========                                  =======    ========
Total Return (C)(1) ...     -20.8%    -20.1%                                    -4.5%      -31.5%
                          ========  ========                                  =======    ========

----------
(1)   Data is presented for fiscal years beginning after December 15, 2000.
(A) This ratio represents the annualized contract expenses of the separate account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to participant accounts through the redemption of units and expenses of the underlying fund are excluded.
(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.
(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                        FINANCIAL HIGHLIGHTS (Continued)

                                          American Century
                                    VP Capital Appreciation Fund                          Calvert Social Balanced Fund
                        --------------------------------------------------   --------------------------------------------------
                        Six Months                                           Six Months
                          Ended                                                Ended
                         June 30,           Years Ended December 31,          June 30,           Years Ended December 31,
SELECTED PER UNIT AND      2002      -------------------------------------      2002      ------------------------------------
SUPPLEMENTARY DATA:     (Unaudited)  2001     2000    1999    1998    1997   (Unaudited)  2001    2000    1999    1998    1997
---------------------   -----------  ----     ----    ----    ----    ----   -----------  ----    ----    ----    ----    ----
Unit value, beginning
  of period/year .......  $ 13.44   $ 18.82  $17.40  $10.69  $11.04  $11.53   $  2.98   $  3.23  $ 3.37  $ 3.04  $ 2.65  $ 2.23
                          =======   =======  ======  ======  ======  ======   =======   =======  ======  ======  ======  ======
Unit value, end of
  period/year ..........  $ 12.04   $ 13.44  $18.82  $17.40  $10.69  $11.04   $  2.73   $  2.98  $ 3.23  $ 3.37  $ 3.04  $ 2.65
                          =======   =======  ======  ======  ======  ======   =======   =======  ======  ======  ======  ======
Units outstanding
  (000's), beginning
  of period/year(1) ....    6,086     7,184                                    17,463    17,238
Units Issued
  (000's)(1) ...........    1,739     8,755                                     2,199     4,112
Units Redeemed
  (000's)(1) ...........   (2,073)   (9,853)                                   (1,778)   (3,887)
                          -------   -------                                   -------   -------
Units Outstanding
  (000's), end of
  period/year ..........    5,752     6,086   7,184   3,394   3,303   4,510    17,884    17,463  17,238  16,041  14,257  12,479
                          =======   =======  ======  ======  ======  ======   =======   =======  ======  ======  ======  ======
Net Assets (000's)(1) ..  $69,250   $81,796                                   $48,871   $52,045
                          =======   =======                                   =======   =======
Expense Ratio (A)(1) ...    0.65%     0.70%                                     0.90%     0.90%
                          =======   =======                                   =======   =======
Investment Income
  Ratio (B)(1) .........       --     38.0%                                        --      5.6%
                          =======   =======                                   =======   =======
Total Return (C)(1) ....   -10.4%    -28.6%                                     -8.3%     -7.8%
                          =======   =======                                   =======   =======

----------
(1)   Data is presented for fiscal years beginning after December 15, 2000.
(A) This ratio represents the annualized contract expenses of the separate account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to participant accounts through the redemption of units and expenses of the underlying fund are excluded.
(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.
(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                        FINANCIAL HIGHLIGHTS (Continued)

                                                                       Fidelity
                        ---------------------------------------------------------------------------------------------------------
                                        VIP Equity-Income Fund                               VIP II Contra Fund
                        ----------------------------------------------------  ---------------------------------------------------
                         Six Months                                           Six Months
                           Ended                                                Ended
                          June 30,           Years Ended December 31,          June 30,           Years Ended December 31,
SELECTED PER UNIT AND      2002              ------------------------            2002             ------------------------
SUPPLEMENTARY DATA:     (Unaudited)   2001     2000    1999    1998   1997    (Unaudited)  2001    2000    1999     1998    1997
-------------------     -----------   ----     ----    ----    ----   ----    -----------  ----    ----    ----     ----    ----
Unit value, beginning
  of period/year ......  $  32.63   $  34.61  $32.21  $30.65  $27.77  $21.93   $  25.88  $  29.73  $32.13  $26.16  $20.36  $16.59
                         ========   ========  ======  ======  ======  ======   ========  ========  ======  ======  ======  ======
Unit value, end
  of period/year ......  $  30.50   $  32.63  $34.61  $32.21  $30.65  $27.77   $  25.58  $  25.88  $29.73  $32.13  $26.16  $20.36
                         ========   ========  ======  ======  ======  ======   ========  ========  ======  ======  ======  ======
Units outstanding
  (000's), beginning
  of period/year(1) ...     4,275      3,753                                      8,695     8,742
Units Issued
  (000's)(1) ..........     1,210      1,997                                      1,644     1,796
Units Redeemed
  (000's)(1) ..........      (850)    (1,475)                                    (1,430)   (1,843)
                         --------   --------                                   --------  --------
Units Outstanding
  (000's), end of
  period/year .........     4,635      4,275   3,753   4,213   4,018   3,491      8,909     8,695   8,742   8,430   6,742   5,656
                         ========   ========  ======  ======  ======  ======   ========  ========  ======  ======  ======  ======
Net Assets (000's)(1)    $141,374   $139,507                                   $227,862  $225,031
                         ========   ========                                   ========  ========
Expense Ratio (A)(1) ..     0.80%      0.80%                                      0.80%     0.80%
                         ========   ========                                   ========  ========
Investment Income
  Ratio (B) (1) .......      3.7%       6.4%                                       0.8%      3.7%
                         ========   ========                                   ========  ========
Total Return (C)(1) ...     -6.5%      -5.7%                                      -1.2%    -12.9%
                         ========   ========                                   ========  ========

----------
(1)   Data is presented for fiscal years beginning after December 15, 2000.
(A) This ratio represents the annualized contract expenses of the separate account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to participant accounts through the redemption of units and expenses of the underlying fund are excluded.
(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.
(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                        FINANCIAL HIGHLIGHTS (Continued)

                                                                       Fidelity
                                         -----------------------------------------------------------------
                                                              VIP II Asset Manager Fund
                                         -----------------------------------------------------------------
                                         Six Months
                                           Ended
                                          June 30,                     Years Ended December 31,
SELECTED PER UNIT AND                       2002        --------------------------------------------------
SUPPLEMENTARY DATA:                      (Unaudited)     2001       2000       1999      1998       1997
---------------------                    -----------     ----       ----       ----      ----       ----
Unit value, beginning of period/year ...   $ 23.91      $ 25.14     $26.40     $24.04    $21.14     $17.72
                                           =======      =======     ======     ======    ======     ======
Unit value, end of period/year .........   $ 21.83      $ 23.91     $25.14     $26.40    $24.04     $21.14
                                           =======      =======     ======     ======    ======     ======
Units outstanding (000's),
  beginning of period/year (1) .........     2,114        1,908
Units Issued (000's) (1) ...............       396          610
Units Redeemed (000's) (1) .............      (257)        (404)
                                           =======      =======
Units Outstanding (000's),
  end of period/year ...................     2,253        2,114      1,908      1,747     1,488      1,150
                                           =======      =======     ======     ======    ======     ======
Net Assets (000's) (1) .................   $49,167      $50,556
                                           =======      =======
Expense Ratio (A) (1) ..................     0.80%        0.80%
                                           =======      =======
Investment Income Ratio (B) (1) ........      3.7%         5.6%
                                           =======      =======
Total Return (C) (1) ...................     -8.7%        -4.9%
                                           =======      =======

----------
(1)   Data is presented for fiscal years beginning after December 15, 2000.
(A) This ratio represents the annualized contract expenses of the separate account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to contract participant through the redemption of units and expenses of the underlying fund are excluded.
(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.
(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                    NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

      Separate Account No. 2 of Mutual of America Life Insurance Company ("the Company") was established in conformity with New York Insurance Law and commenced operations on June 4, 1984. On October 31, 1986, Separate Account No. 2 was reorganized into a unit investment trust consisting of four Funds: a Money Market Fund, All America Fund, Bond Fund and Composite Fund. These Funds invest in corresponding funds of Mutual of America Investment Corporation ("Investment Company").

      On January 3, 1989, the following funds became available to Separate Account No. 2 as investment alternatives: Scudder Bond, Scudder Capital Growth, Scudder International and VP Capital Appreciation. The Scudder Funds invest in corresponding portfolios of Scudder Variable Series I ("Scudder"). VP Capital Appreciation Fund invests in a corresponding fund of American Century Variable Portfolios Inc. ("American Century"). Effective May 13, 1991, Calvert Social Balanced Fund became available as an investment alternative. Calvert Social Balanced Fund invests in a corresponding portfolio of Calvert Variable Series, Inc. ("Calvert").

      On February 5, 1993 the Investment Company Equity Index, Short-Term Bond and Mid-Term Bond Funds became available to Separate Account No. 2 as investment alternatives. On May 2, 1994 the Aggressive Equity Fund of the Investment Company became available. These funds invest in corresponding funds of the Investment Company.

      On May 1, 1995 Fidelity Investments Equity-Income, Contrafund and Asset Manager portfolios became available to Separate Account No. 2. Fidelity Equity-Income, Contrafund and Asset Manager Funds invest in corresponding portfolios of Fidelity Variable Insurance Products Funds ("Fidelity VIP") (collectively, "Fidelity").

      On May 3, 1999 the Mid-Cap Equity Index Fund of the Investment Company became the 17th investment alternative available to Separate Account No. 2.

      Separate Account No. 2 was formed by the Company to support the operations of the Company's group and individual variable accumulation annuity contracts ("Contracts"). The assets of Separate Account No. 2 are the property of the Company. The portion of Separate Account No. 2's assets applicable to the Contracts will not be charged with liabilities arising out of any other business the Company may conduct.

      The  preparation of financial  statements  may require  management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results, however, may differ from those estimates.

      The following is a summary of the significant accounting policies consistently followed by the Investment Company, which are in conformity with accounting principles generally accepted in the United States:

      Investment Valuation -- Investments are made in shares of the Investment Company, Scudder, American Century, Calvert and Fidelity ("Underlying Funds") and are valued at the reported net asset values of the respective funds or portfolios.

      Investment Income -- Dividend distributions made by the Underlying Funds, generally representing a distribution of their accumulated income and capital gains, are recognized as investment income on the ex-dividend dates of each Underlying Fund by each Fund of Separate Account No. 2 and are immediately fully reinvested in additional shares of the Underlying Funds at their respective ex-dividend net asset values. As such, the ultimate effect of the dividend paid to the Funds of Separate Account No. 2 has no impact on the respective unit values.

      Investment Transactions -- Investment transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined based on the average cost of the investment sold.

      Federal Income Taxes -- Separate Account No. 2 will be treated as a part of the Company and will not be taxed separately as a "regulated investment company" under existing law. The Company is taxed as a life insurance company under the life insurance tax provisions of the Internal Revenue Code. No provision for income taxes is required in the accompanying financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
              NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2. INVESTMENTS

      The number of shares owned by Separate Account No. 2 and their respective net asset values (rounded to the nearest cent) per share at June 30, 2002 are as follows:

                                                       Number of      Net Asset
                                                        Shares          Value
                                                       ---------      --------
      Investment Company Funds:
         Money Market Fund ........................    48,761,780      $ 1.20
         All America Fund .........................   165,205,319        1.87
         Equity Index Fund ........................   148,190,226        1.75
         Mid-Cap Equity Index Fund ................    81,319,585        1.12
         Bond Fund ................................    53,098,965        1.33
         Short-Term Bond Fund .....................    12,686,564        1.05
         Mid-Term Bond Fund .......................    28,991,840        0.94
         Composite Fund ...........................   171,885,706        1.33
         Aggressive Equity Fund ...................   135,286,603        1.57
      Scudder Portfolios:
         Bond Portfolio ...........................     5,048,789        6.62
         Capital Growth Portfolio--Class "A" ......    22,284,847       12.98
         International Portfolio--Class "A" .......    12,597,520        7.66
      American Century VP Capital Appreciation Fund    10,301,545        6.74
      Calvert Social Balanced Portfolio ...........    30,170,142        1.62
      Fidelity Portfolios:
         Equity-Income--"Initial" Class ...........     6,889,367       20.52
         Contrafund--"Initial" Class ..............    11,501,155       19.81
         Asset Manager--"Initial" Class ...........     3,841,382       12.80

3. EXPENSES

      Administrative Charges -- In connection with its administrative functions, the Company deducts daily, at an annual rate of .40%, an amount from the value of the net assets of all funds, except the American Century VP Capital Appreciation Fund for which the annual rate is .15% (.20% prior to January 1, 2002), and, each Fidelity fund, for which the annual rate is .30%.

      In addition, a deduction of up to $2.00 may be made at the end of each month from a participant's account, except that such charge shall not exceed 1/12 of 1% of the balance in such account in any month.

      Distribution Expense Charge -- As principal underwriter, the Company performs all distribution and sales functions and bears all distribution and sales expenses relative to the Contracts. For providing these services, the Company deducts daily, at an annual rate of .35%, an amount from the value of the net assets of each fund to cover such expenses.

      Expense Risk Charge -- For assuming expense risks under the contracts, the Company deducts daily, at an annual rate of .15%, an amount from the value of the net assets of each fund.

4. CHANGE IN INDEPENDENT AUDITOR

      In May 2002, Arthur Andersen LLP (Arthur Andersen) was replaced as independent auditor for the Company. KPMG LLP (KPMG) was selected as the Company's independent auditor for 2002. The selection of KPMG as its independent auditor was made by the Company's Board of Directors.

MUTUAL OF AMERICA
LIFE INSURANCE COMPANY

320 Park Avenue
New York, NY 10022-6839
212-224-1600

www.mutualofamerica.com